Equity Incentive Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Fiscal Year End Date	--12-31
Restricted Stock
Number of shares
Outstanding	1,248,163	581,671	405,156
Granted	2,582,000	804,035	179,014
Vested	(208,266)	(137,543)	(2,499)
Forfeited	(21,564)
Outstanding, December 31,	3,600,333	1,248,163	581,671
Weighted Average Grant Date Fair Value
Outstanding	$ 53.56	$ 114.66	$ 115.97
Granted	3.26	20.03	111.71
Vested	107.82	115.90	116.40
Forfeited	51.50
Outstanding December 31,	$ 14.36	$ 53.56	$ 114.66